Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

15. RELATED PARTY TRANSACTIONS

There were no related party transactions during the six months ended June 30, 2012 other than the payment or accrual of fees under the Fountainhead Consulting agreement described in 14 above.

13. RELATED PARTY TRANSACTIONS

In January, February and March 2011 the Company issued unsecured, subordinated loan notes to Fountainhead for a total of $99,000. The loan notes are subordinated to the Company’s secured debentures, bear interest at a rate of 6% and are due May 30, 2011.

In January and February 2011 the Company issued unsecured, subordinated loan notes to Peter Zachariou, a director of the Company for a total of $55,000. The loan notes are subordinated to the Company’s secured debentures, bear interest at a rate of 6% and are due on demand.

In February 2011 the Company issued an unsecured, subordinated loan note to David Cantor, a director of the Company for $10,000. The loan notes are subordinated to the Company’s secured debentures, bear interest at a rate of 6% and are due on demand.

On May 6, 2011, the Company entered into a Supplement to a prior Consulting Agreement with Fountainhead entered into on February 10, 2010 (amended September 29, 2010) to recognize Fountainhead’s expanded responsibilities as a result of the acquisition by the Company of the assets of NovaVision, Inc. Under the terms of the Supplement, commencing January 1, 2011 the Company will pay to FCM an additional monthly retainer of $29,000. This additional monthly retainer shall be accrued and paid out to Fountainhead at the option of Fountainhead as follows: (i) in Vycor stock at any time at $0.0225 per share; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011. Notwithstanding, Fountainhead shall have the option to receive up to $5,000 of the additional monthly retainer in cash each month, commencing April 1, 2011. In addition, the term of the Consulting Agreement was extended to May 5, 2013. Other than as supplemented, the Consulting Agreement remains in full force and effect according to its terms.

Under the terms of a Consulting Agreement dated February 10, 2010 with Fountainhead, the Company was required to issue to Fountainhead fully vested warrants to purchase an additional 39,063,670 shares of the Company’s Common Stock, at a price of $0.0125 per share should new funding totaling $3 million in aggregate in Common Stock of Vycor or in securities convertible into Common Stock of Vycor at a price of no less than $0.0125 per share of Common Stock be closed during the term of the Consulting Agreement. These warrants became issuable upon completion of the Preferred Offering and were issued in June 2011.

On June 6, 2011, in connection the Preferred Offering, Fountainhead agreed to extend to maturity of debentures totaling $931,362 to December 31, 2012. At the same time, Peter Zachariou, a director of the Company, agreed to extend the maturity of debentures totaling $300,000 to the same date.

On September 30, 2011, short-term loans including accrued interest of $102,450 and accrued interest on the loans extended on June 6, 2011 of $76,658, were repaid to Fountainhead. At the same time, short-term loans including accrued interest of $57,004 and accrued interest on the loans extended on June 6, 2011 of $14,992 were repaid to Peter Zachariou, a director of the Company; and short-term loans including accrued interest of $10,352 were repaid to David Cantor, a director of the Company.

In December 2011 the Company issued 402,965 shares of Common Stock to Fountainhead Capital Partners Limited in respect of the exercise of December 2006 warrants, and received $443.26 in cash.